United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | FDBAX	B | FDBBX	C | FDBCX
	F | ISHIX	Institutional | FDBIX	R6 | FDBLX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	97.4%
Municipal Securities	0.1%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.5%
Cash Equivalents[7]	0.9%
Other Assets and Liabilities—Net[8]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—72.7%
		Basic Industry - Chemicals—0.4%
$2,780,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$2,876,705
1,415,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	1,484,777
		TOTAL	4,361,482
		Basic Industry - Metals & Mining—2.0%
2,400,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	2,441,344
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	3,031,388
5,350,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	5,580,391
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	1,330,623
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,294,757
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,372,740
3,124,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,234,851
3,270,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	3,360,126
		TOTAL	21,646,220
		Basic Industry - Paper—0.5%
3,200,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	3,007,799
2,850,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
2,270,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	2,304,706
		TOTAL	5,312,505
		Capital Goods - Aerospace & Defense—1.9%
2,940,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	3,047,120
2,005,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	2,117,801
2,950,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	3,186,029
650,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	678,444
930,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	942,630
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,916,683
1,820,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	1,834,885
1,460,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	1,526,358
3,230,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	2,622,808
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	781,816
1,010,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,036,115
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	728,449
		TOTAL	20,419,138
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—1.1%
$4,160,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$4,044,547
1,950,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	2,016,825
1,920,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	1,807,267
2,708,000	Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	2,923,735
1,000,000	Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	1,048,061
	TOTAL	11,840,435
	Capital Goods - Construction Machinery—0.6%
1,670,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,699,408
2,500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	2,567,000
2,100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,080,295
	TOTAL	6,346,703
	Capital Goods - Diversified Manufacturing—1.3%
859,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	859,122
816,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	848,340
2,600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	2,597,181
2,300,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	2,319,390
820,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	845,101
680,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	706,571
2,190,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,310,528
4,045,000	Valmont Industries, Inc., 5.250%, 10/1/2054	3,911,588
	TOTAL	14,397,821
	Capital Goods - Packaging—0.7%
1,800,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	1,854,649
1,035,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	1,098,882
2,500,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	2,552,365
2,210,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.900%, 3/15/2029	2,398,242
	TOTAL	7,904,138
	Communications - Cable & Satellite—2.2%
6,400,000	CCO Safari II LLC, 4.908%, 7/23/2025	6,776,627
1,235,000	CCO Safari II LLC, 6.484%, 10/23/2045	1,394,004
900,000	Comcast Corp., 7.050%, 3/15/2033	1,219,046
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,473,446
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,719,860
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,892,942
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$1,470,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	$1,487,542
1,230,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	1,258,283
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,561,177
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,313,754
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	1,115,777
2,915,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 4.000%, 9/1/2021	2,974,254
200,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	235,682
	TOTAL	24,422,394
	Communications - Media & Entertainment—1.5%
3,995,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	4,169,022
2,350,000	CBS Corp., 4.900%, 8/15/2044	2,390,873
1,375,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	1,504,937
4,380,000	Grupo Televisa S.A., 6.625%, 3/18/2025	5,008,770
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	766,410
2,930,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	3,007,465
	TOTAL	16,847,477
	Communications - Telecom Wireless—1.0%
2,900,000	American Tower Corp., 3.450%, 9/15/2021	2,944,680
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,487,734
490,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	486,131
2,795,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,813,219
2,315,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	2,240,150
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,178,453
	TOTAL	11,150,367
	Communications - Telecom Wirelines—3.4%
3,200,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	3,192,506
4,200,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	4,247,478
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,062,672
2,550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	2,660,955
1,140,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	1,143,750
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	1,061,401
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,692,853
2,050,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	2,166,324
2,700,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	2,824,763
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	2,247,517
1,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	1,636,544
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$1,512,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 4.016%, 12/3/2029	$1,598,948
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,361,460
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	2,165,847
	TOTAL	37,063,018
	Consumer Cyclical - Automotive—0.7%
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	953,387
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,605,659
1,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	1,249,922
2,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.450%, 4/10/2022	2,255,406
1,580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	1,576,587
	TOTAL	7,640,961
	Consumer Cyclical - Leisure—0.2%
1,844,311	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,907,712
	Consumer Cyclical - Lodging—0.3%
640,000	Choice Hotels International, Inc., 5.750%, 7/1/2022	688,205
2,215,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	2,246,537
	TOTAL	2,934,742
	Consumer Cyclical - Retailers—1.5%
2,500,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	2,653,475
1,070,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	1,113,892
620,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	616,526
2,115,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	2,173,472
947,459	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	998,593
750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	751,098
1,685,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	1,728,689
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,390,782
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	2,138,134
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,005,126
1,200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	1,224,192
	TOTAL	16,793,979
	Consumer Cyclical - Services—1.2%
3,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	2,966,258
1,460,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	1,488,776
2,395,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	2,506,925
2,250,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,252,722
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$900,000	Expedia, Inc., 4.500%, 8/15/2024	$955,448
1,090,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	1,130,109
1,800,000	Expedia, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2026	1,942,560
	TOTAL	13,242,798
	Consumer Non-Cyclical - Food/Beverage—5.7%
5,545,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,650,818
2,120,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	2,189,348
2,697,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	2,746,227
4,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	4,514,933
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	907,950
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,505,132
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	2,041,115
2,150,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	2,122,428
1,590,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	1,573,066
820,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	845,142
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,674,389
1,600,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	1,650,679
2,245,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	2,310,252
6,900,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	6,968,647
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.800%, 7/2/2020	500,217
710,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	670,561
2,735,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	2,781,928
1,470,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,297,663
1,465,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	1,443,309
1,530,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	1,616,401
1,030,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.985%, 5/25/2038	1,097,104
2,380,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	2,401,075
2,205,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	2,226,268
1,600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.000%, 11/15/2020	1,610,506
910,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	970,967
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	560,687
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$2,220,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	$2,183,171
1,175,000	Tyson Foods, Inc., 3.950%, 8/15/2024	1,229,830
1,000,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,083,765
1,680,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	1,762,996
	TOTAL	63,136,574
	Consumer Non-Cyclical - Health Care—1.1%
3,280,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.050%, 9/22/2026	3,170,760
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,410,789
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,501,642
3,345,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	3,605,699
1,500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	1,481,452
	TOTAL	12,170,342
	Consumer Non-Cyclical - Pharmaceuticals—3.3%
2,601,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,748,959
2,240,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	2,648,227
805,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.450%, 3/15/2022	809,945
750,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.800%, 3/15/2025	755,071
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	2,313,842
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,325,342
1,500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,526,421
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	751,386
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	485,140
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	276,582
2,760,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,853,038
1,135,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	1,167,947
2,100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	2,208,917
4,000,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	4,201,742
3,585,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	4,182,691
1,010,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	1,047,615
2,360,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	2,339,814
2,250,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,714,219
2,350,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	1,530,437
	TOTAL	35,887,335
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—0.4%
$1,030,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	$1,025,577
2,220,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	2,164,985
1,030,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	1,013,771
	TOTAL	4,204,333
	Consumer Non-Cyclical - Supermarkets—0.4%
960,000	Kroger Co., Bond, 6.900%, 4/15/2038	1,188,399
1,000,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	940,244
2,350,000	Kroger Co., Sr. Unsecd. Note, 4.500%, 1/15/2029	2,474,087
	TOTAL	4,602,730
	Consumer Non-Cyclical - Tobacco—0.6%
250,000	Altria Group, Inc., 9.250%, 8/6/2019	252,691
3,080,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,964,568
4,220,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,804,165
	TOTAL	7,021,424
	Energy - Independent—1.8%
3,900,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	3,949,556
5,890,000	Canadian Natural Resources Ltd., 5.850%, 2/1/2035	6,678,852
980,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	992,716
1,500,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	1,527,503
3,400,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	3,470,513
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.200%, 3/15/2048	671,993
695,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 4/15/2046	690,709
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	580,338
775,000	XTO Energy, Inc., 6.750%, 8/1/2037	1,059,163
	TOTAL	19,621,343
	Energy - Integrated—0.9%
1,785,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	1,790,054
1,480,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.742%, 3/11/2021	1,539,565
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	2,308,753
2,370,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	2,424,336
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	2,033,653
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	272,939
	TOTAL	10,369,300
	Energy - Midstream—3.3%
3,190,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	3,278,452
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$2,265,000	Andeavor Logistics LP, Sr. Unsecd. Note, 5.200%, 12/1/2047	$2,317,532
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	811,894
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,766,708
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	1,149,331
5,730,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	6,090,719
2,137,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	2,076,979
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,566,584
830,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	852,600
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.550%, 9/15/2040	2,950,119
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,414,196
1,770,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	1,845,279
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	2,238,683
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,560,974
960,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	963,663
2,150,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	2,139,608
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	2,296,658
	TOTAL	36,319,979
	Energy - Refining—0.5%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	895,557
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	876,501
1,665,000	Valero Energy Corp., 7.500%, 4/15/2032	2,199,228
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,573,822
	TOTAL	5,545,108
	Financial Institution - Banking—12.5%
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,085,950
3,000,000	BB&T Corp., Series MTN, 2.450%, 1/15/2020	2,996,599
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,532,359
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,212,353
6,395,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	6,385,200
8,400,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.328%, 10/1/2021	8,364,299
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,295,440
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	$1,940,507
2,100,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,153,153
2,250,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,324,885
5,500,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	5,552,159
1,200,000		Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,242,551
990,000		Citigroup, Inc., 4.125%, 7/25/2028	1,016,642
2,800,000		Citigroup, Inc., 4.300%, 11/20/2026	2,906,342
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,130,908
3,410,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	3,407,414
1,705,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,727,272
1,910,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,935,879
6,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	6,006,700
3,500,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	3,593,080
1,450,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	1,500,197
1,000,000		Comerica, Inc., 3.800%, 7/22/2026	1,020,864
2,625,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,667,286
3,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.000%, 4/26/2022	3,261,262
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	4,246,429
4,625,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,810,021
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,610,658
1,680,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,787,956
1,480,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.776%, 4/25/2023	1,482,597
4,380,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	4,426,864
870,000		JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	1,130,424
740,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	755,941
7,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,800,230
3,975,000	[4]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.160% (3-month USLIBOR +0.640%), 12/1/2021	3,973,948
2,375,000		Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,543,431
7,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	7,649,217
2,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,755,793
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	2,062,659
1,500,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,532,086
4,320,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	4,492,632
1,555,576	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	124,446
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	896,906
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$2,300,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	$2,317,469
5,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	5,080,637
	TOTAL	136,739,645
	Financial Institution - Broker/Asset Mgr/Exchange—2.3%
2,150,000	CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,221,004
2,500,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	2,542,171
4,255,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	5,805,652
590,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	609,499
2,250,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,282,456
2,615,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,780,463
1,650,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,745,718
1,294,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	1,450,540
805,000	Stifel Financial Corp., 4.250%, 7/18/2024	835,089
1,170,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	1,183,839
2,400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	2,499,817
975,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	1,038,797
	TOTAL	24,995,045
	Financial Institution - Finance Companies—1.3%
1,010,000	AerCap Ireland Capital Ltd., / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 5/26/2022	1,016,322
600,000	AerCap Ireland Capital Ltd., / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	634,569
783,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	803,450
2,517,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	2,599,585
7,856,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,482,248
2,000,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	2,039,894
	TOTAL	14,576,068
	Financial Institution - Insurance - Health—0.6%
740,000	Anthem, Inc., 5.850%, 1/15/2036	867,618
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	1,735,232
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	1,775,439
1,690,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.900%, 12/15/2048	1,732,214
	TOTAL	6,110,503
	Financial Institution - Insurance - Life—2.0%
2,750,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	3,742,448
3,100,000	Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	3,097,424
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$1,720,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	$2,347,950
700,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	829,354
710,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	1,140,452
1,000,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,557,015
700,000	New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	985,677
4,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	5,061,627
1,000,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,386,573
1,530,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	2,045,177
	TOTAL	22,193,697
	Financial Institution - Insurance - P&C—1.3%
1,210,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,231,845
920,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	956,697
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,311,550
2,880,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	3,085,298
850,000	Liberty Mutual Group, Inc., Company Guarantee, 144A, 5.000%, 6/1/2021	884,458
3,400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	5,483,661
1,000,000	USF&G Corp., 8.312%, 7/1/2046	1,483,872
	TOTAL	14,437,381
	Financial Institution - REIT - Apartment—0.6%
2,155,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,214,843
2,000,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	2,063,128
920,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	960,294
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,559,923
	TOTAL	6,798,188
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,309,488
2,300,000	Healthcare Trust of America, 3.700%, 4/15/2023	2,336,392
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,184,838
	TOTAL	4,830,718
	Financial Institution - REIT - Office—0.5%
1,450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	1,514,078
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	$1,630,902
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,407,982
	TOTAL	5,552,962
	Financial Institution - REIT - Other—0.4%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,325,961
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,999,046
	TOTAL	4,325,007
	Financial Institution - REIT - Retail—0.8%
380,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	387,403
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,770,884
2,600,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	2,685,692
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,747,141
2,300,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,329,755
	TOTAL	8,920,875
	Sovereign—0.1%
1,100,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,152,899
	Technology—3.9%
2,460,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	2,341,679
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,499,059
1,300,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	1,332,614
1,250,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	1,347,083
1,565,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 8.350%, 7/15/2046	1,915,643
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,343,958
1,440,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	1,487,669
2,000,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	2,049,751
1,265,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	1,319,648
2,500,000	Fiserv, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2025	2,603,681
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,337,635
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,604,103
1,240,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	1,254,975
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,099,415
3,325,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	3,518,046
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,260,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$1,312,487
2,250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	2,295,604
2,100,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	2,153,680
1,460,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	1,448,870
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	959,431
1,420,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	1,499,728
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	479,211
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	158,093
1,380,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,442,569
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,873,775
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	211,279
	TOTAL	42,889,686
	Transportation - Railroads—0.9%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,884,155
122,140	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	126,592
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,293,331
1,325,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	1,336,164
2,060,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	2,214,791
	TOTAL	9,855,033
	Transportation - Services—1.3%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	5,217,899
950,000	Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	949,645
3,300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	3,261,840
2,255,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,282,334
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,648,807
	TOTAL	14,360,525
	Utility - Electric—4.1%
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	1,020,347
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,509,240
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,832,314
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$1,233,000	Consolidated Edison Co., 4.625%, 12/1/2054	$1,363,647
400,000	Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	393,609
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,168,458
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	1,247,370
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	135,889
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,975,155
5,000,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	5,010,700
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	845,579
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,338,624
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	774,092
4,100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	4,272,712
900,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	977,792
1,320,000	Fortis, Inc., / Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	1,302,543
2,350,000	Fortis, Inc., / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,294,440
1,055,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	1,090,180
3,080,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	3,168,906
1,500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,544,251
1,080,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.650%, 11/17/2022	1,074,070
715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	739,966
850,000	PSEG Power LLC, Sr. Unsecd. Note, 4.150%, 9/15/2021	874,870
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,180,225
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,942,401
2,460,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,513,486
	TOTAL	44,590,866
	Utility - Natural Gas—1.1%
2,600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	2,641,527
2,425,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	2,516,867
2,700,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	2,769,833
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,568,610
2,230,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,295,855
	TOTAL	11,792,692
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas Distributor—0.2%
$815,000	Southern Co., Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	$796,864
	TOTAL CORPORATE BONDS (IDENTIFIED COST $770,793,721)	798,029,012
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
790	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	868
945	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	1,040
389	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	428
875	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	979
	TOTAL	3,315
	Federal National Mortgage Association—0.0%
1,394	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	1,566
883	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	985
11,053	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	12,274
4,976	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	5,507
	TOTAL	20,332
	Government National Mortgage Association—0.0%
901	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	1,015
622	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	697
1,413	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	1,513
880	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	936
	TOTAL	4,161
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,125)	27,808
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
$1,405,000		Tampa, FL Sports Authority, (GTD by National Public Finance Guarantee Corporation), 8.020%, 10/1/2026 (IDENTIFIED COST $1,423,265)	$1,595,377
		PREFERRED STOCKS—0.5%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
130,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670%	1,300
		Financial Institution - REIT - Other—0.5%
80,000		ProLogis, Inc., REIT Perpetual Pfd. Stock, 8.540%	5,440,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,441,300
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
96,857		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $95,000)	102,430
		INVESTMENT COMPANY—25.8%
45,826,291		High Yield Bond Portfolio (IDENTIFIED COST $336,284,967)	282,748,214
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $1,112,607,368)[5]	1,087,944,141
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	10,218,484
		TOTAL NET ASSETS—100%	$1,098,162,625
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[1]United States Treasury Long Bond Long Futures	175	$26,900,781	September 2019	$901,934
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	2,393,013	47,678,770	50,071,783
Purchases/Additions	196,072,486	6,960,482	203,032,968
Sales/Reductions	(198,465,499)	(8,812,961)	(207,278,460)
Balance of Shares Held 5/31/2019	—	45,826,291	45,826,291
Value	$—	$282,748,214	$282,748,214
Change in Unrealized Appreciation/Depreciation	$—	$35,310,081	$35,310,081
Net Realized Gain/(Loss)	$902	$(28,518,426)	$(28,517,524)
Dividend Income	$211,706	$9,746,484	$9,958,190
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	The cost of investments for federal tax purposes amounts to $1,113,750,918.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$797,904,566	$124,446	$798,029,012
Mortgage-Backed Securities	—	27,808	—	27,808
Municipal Bond	—	1,595,377	—	1,595,377
Collateralized Mortgage Obligation	—	102,430	—	102,430
Equity Securities:
Preferred Stocks
Domestic	5,440,000	—	1,300	5,441,300
Investment Companies[1]	—	—	—	282,748,214
TOTAL SECURITIES	$5,440,000	$799,630,181	$125,746	$1,087,944,141
Other Financial Instruments[2]
Assets	$901,934	$—	$—	$901,934
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$901,934	$—	$—	$901,934
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Company valued at $282,748,214 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.70	$9.29	$9.03	$9.02	$9.51	$9.34
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.34	0.36	0.36	0.38	0.41
Net realized and unrealized gain (loss)	0.46	(0.57)	0.26	0.13	(0.48)	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.63	(0.23)	0.62	0.49	(0.10)	0.58
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.36)	(0.38)	(0.39)	(0.41)
Distributions from net realized gain	—	(0.01)	(0.00)[2]	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.36)	(0.36)	(0.48)	(0.39)	(0.41)
Net Asset Value, End of Period	$9.15	$8.70	$9.29	$9.03	$9.02	$9.51
Total Return[3]	7.32%	(2.53)%	7.01%	5.56%	(1.05)%	6.37%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.85%	0.85%	0.96%	0.98%	0.98%
Net investment income	3.88%[4]	3.82%	3.88%	4.01%	4.09%	4.19%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.14%	0.21%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$377,446	$364,175	$419,962	$667,955	$705,016	$908,267
Portfolio turnover	8%	10%	13%	14%	10%	13%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.75	$9.35	$9.09	$9.07	$9.57	$9.39
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.28	0.29	0.31	0.32
Net realized and unrealized gain (loss)	0.47	(0.59)	0.26	0.13	(0.49)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.61	(0.32)	0.54	0.42	(0.18)	0.52
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.30)	(0.32)	(0.34)
Distributions from net realized gain	—	(0.01)	(0.00)[2]	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.28)	(0.40)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.22	$8.75	$9.35	$9.09	$9.07	$9.57
Total Return[3]	7.05%	(3.45)%	6.06%	4.78%	(1.95)%	5.58%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.70%	1.70%	1.78%	1.79%	1.79%
Net investment income	3.03%[4]	2.97%	2.99%	3.19%	3.28%	3.39%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.07%	0.15%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,254	$17,075	$27,087	$32,712	$36,123	$45,503
Portfolio turnover	8%	10%	13%	14%	10%	13%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.76	$9.36	$9.09	$9.07	$9.57	$9.39
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.28	0.29	0.31	0.32
Net realized and unrealized gain (loss)	0.46	(0.59)	0.27	0.13	(0.49)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.60	(0.32)	0.55	0.42	(0.18)	0.52
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.28)	(0.30)	(0.32)	(0.34)
Distributions from net realized gain	—	(0.01)	(0.00)[2]	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.28)	(0.40)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.22	$8.76	$9.36	$9.09	$9.07	$9.57
Total Return[3]	6.93%	(3.42)%	6.21%	4.79%	(1.95)%	5.58%
Ratios to Average Net Assets:
Net expenses	1.68%[4]	1.67%	1.67%	1.77%	1.79%	1.79%
Net investment income	3.06%[4]	3.00%	3.02%	3.20%	3.28%	3.38%
Expense waiver/reimbursement[5]	0.07%[4]	0.06%	0.07%	0.15%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,674	$48,592	$85,798	$106,690	$113,868	$127,030
Portfolio turnover	8%	10%	13%	14%	10%	13%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.77	$9.37	$9.10	$9.09	$9.58	$9.41
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.35	0.36	0.36	0.38	0.40
Net realized and unrealized gain (loss)	0.47	(0.59)	0.27	0.13	(0.48)	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.64	(0.24)	0.63	0.49	(0.10)	0.58
Less Distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.36)	(0.38)	(0.39)	(0.41)
Distributions from net realized gain	—	(0.01)	(0.00)[2]	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.36)	(0.36)	(0.48)	(0.39)	(0.41)
Net Asset Value, End of Period	$9.23	$8.77	$9.37	$9.10	$9.09	$9.58
Total Return[3]	7.38%	(2.62)%	7.07%	5.48%	(1.09)%	6.28%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.85%	0.85%	1.00%	1.02%	1.02%
Net investment income	3.88%[4]	3.82%	3.83%	3.97%	4.05%	4.15%
Expense waiver/reimbursement[5]	0.12%[4]	0.11%	0.12%	0.17%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,924	$128,112	$151,638	$172,855	$171,876	$194,110
Portfolio turnover	8%	10%	13%	14%	10%	13%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.70	$9.30	$9.03	$9.02	$9.52	$9.35
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.37	0.37	0.38	0.40	0.40
Net realized and unrealized gain (loss)	0.47	(0.59)	0.28	0.13	(0.49)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.22)	0.65	0.51	(0.09)	0.60
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.38)	(0.40)	(0.41)	(0.43)
Distributions from net realized gain	—	(0.01)	(0.00)[2]	(0.10)	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.38)	(0.50)	(0.41)	(0.43)
Net Asset Value, End of Period	$9.16	$8.70	$9.30	$9.03	$9.02	$9.52
Total Return[3]	7.58%	(2.39)%	7.38%	5.77%	(0.97)%	6.56%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.60%	0.60%	0.76%	0.79%	0.79%
Net investment income	4.13%[4]	4.07%	3.98%	4.21%	4.28%	4.37%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.14%	0.15%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$447,940	$515,139	$553,671	$207,117	$214,878	$255,884
Portfolio turnover	8%	10%	13%	14%	10%	13%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,		Period Ended 11/30/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$8.71	$9.31	$9.04	$9.37
Income From Investment Operations:
Net investment income (loss)[2]	0.18	0.37	0.37	0.06
Net realized and unrealized gain (loss)	0.47	(0.59)	0.27	(0.33)
TOTAL FROM INVESTMENT OPERATIONS	0.65	(0.22)	0.64	(0.27)
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.37)	(0.06)
Distributions from net realized gain	—	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.19)	(0.38)	(0.37)	(0.06)
Net Asset Value, End of Period	$9.17	$8.71	$9.31	$9.04
Total Return[4]	7.57%	(2.38)%	7.24%	(2.90)%
Ratios to Average Net Assets:
Net expenses	0.58%[5]	0.58%	0.58%	0.54%[5]
Net investment income	4.14%[5]	4.13%	3.97%	3.90%[5]
Expense waiver/reimbursement[6]	0.07%[5]	0.07%	0.03%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$80,925	$67,370	$17,112	$0.00[7]
Portfolio turnover	8%	10%	13%	14%[8]
1	Reflects operations for the period from September 30, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $282,748,214 of investment in affiliated holdings (identified cost $1,112,607,368)		$1,087,944,141
Cash denominated in foreign currencies (identified cost $1,837)		1,827
Restricted cash (Note 2)		420,000
Income receivable		9,040,919
Income receivable from affiliated holdings		1,590,348
Receivable for investments sold		1,055,548
Receivable for shares sold		1,979,454
Receivable for daily variation margin on futures contracts		224,249
TOTAL ASSETS		1,102,256,486
Liabilities:
Payable for shares redeemed	$1,288,316
Payable to bank	2,425,987
Payable for investment adviser fee (Note 5)	12,854
Payable for administrative fees (Note 5)	2,388
Payable for transfer agent fee	153,929
Payable for Directors'/Trustees' fees (Note 5)	133
Payable for distribution services fee (Note 5)	38,811
Payable for other service fees (Notes 2 and 5)	118,203
Accrued expenses (Note 5)	53,240
TOTAL LIABILITIES		4,093,861
Net assets for 119,772,577 shares outstanding		$1,098,162,625
Net Assets Consist of:
Paid-in capital		$1,161,552,017
Total distributable earnings (loss)		(63,389,392)
TOTAL NET ASSETS		$1,098,162,625
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($377,446,146 ÷ 41,235,697 shares outstanding), no par value, 500,000,000 shares authorized	$9.15
Offering price per share (100/95.50 of $9.15)	$9.58
Redemption proceeds per share	$9.15
Class B Shares:
Net asset value per share ($15,253,860 ÷ 1,655,161 shares outstanding), no par value, 500,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share (94.50/100 of $9.22)	$8.71
Class C Shares:
Net asset value per share ($45,674,166 ÷ 4,954,144 shares outstanding), no par value, 500,000,000 shares authorized	$9.22
Offering price per share	$9.22
Redemption proceeds per share (99.00/100 of $9.22)	$9.13
Class F Shares:
Net asset value per share ($130,924,030 ÷ 14,177,298 shares outstanding), no par value, 500,000,000 shares authorized	$9.23
Offering price per share (100/99.00 of $9.23)	$9.32
Redemption proceeds per share (99.00/100 of $9.23)	$9.14
Institutional Shares:
Net asset value per share ($447,939,842 ÷ 48,923,815 shares outstanding), no par value, 500,000,000 shares authorized	$9.16
Offering price per share	$9.16
Redemption proceeds per share	$9.16
Class R6 Shares:
Net asset value per share ($80,924,581 ÷ 8,826,462 shares outstanding), no par value, 500,000,000 shares authorized	$9.17
Offering price per share	$9.17
Redemption proceeds per share	$9.17
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Interest			$17,487,984
Dividends (including $9,958,190 received from affiliated holdings*)			10,031,020
TOTAL INCOME			27,519,004
Expenses:
Investment adviser fee (Note 5)		$2,906,572
Administrative fee (Note 5)		464,814
Custodian fees		21,429
Transfer agent fee (Note 2)		624,208
Directors'/Trustees' fees (Note 5)		7,811
Auditing fees		16,704
Legal fees		5,016
Portfolio accounting fees		104,691
Distribution services fee (Note 5)		236,022
Other service fees (Notes 2 and 5)		697,466
Share registration costs		54,326
Printing and postage		80,432
Taxes		149
Miscellaneous (Note 5)		1,895
TOTAL EXPENSES		5,221,535
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(382,053)
Reimbursement of other operating expenses (Notes 2 and 5)	(370,293)
TOTAL WAIVER AND REIMBURSEMENTS		(752,346)
Net expenses			4,469,189
Net investment income			$23,049,815
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(28,517,524) on sales of investments in affiliated holdings*)	$(27,187,018)
Net realized gain on futures contracts	1,624,458
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $35,310,081 on investments in affiliated holdings*)	85,371,803
Net change in unrealized appreciation of futures contracts	860,246
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	60,669,489
Change in net assets resulting from operations	$83,719,304
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,049,815	$46,729,423
Net realized loss	(25,562,560)	(7,981,054)
Net change in unrealized appreciation/depreciation	86,232,049	(69,801,372)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	83,719,304	(31,053,003)
Distributions to Shareholders:
Class A Shares	(7,472,205)	(15,278,354)
Class B Shares	(253,558)	(705,432)
Class C Shares	(741,574)	(2,268,154)
Class F Shares	(2,598,800)	(5,510,536)
Institutional Shares	(11,167,239)	(23,832,869)
Class R6 Shares	(1,590,841)	(1,210,552)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,824,217)	(48,805,897)
Share Transactions:
Proceeds from sale of shares	193,546,524	363,252,896
Net asset value of shares issued to shareholders in payment of distributions declared	21,729,585	45,133,094
Cost of shares redeemed	(317,469,855)	(443,334,778)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,193,746)	(34,948,788)
Change in net assets	(42,298,659)	(114,807,688)
Net Assets:
Beginning of period	1,140,461,284	1,255,268,972
End of period	$1,098,162,625	$1,140,461,284
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
Semi-Annual Shareholder Report

■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $752,346 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$207,609	$(134,086)
Class B Shares	12,362	(446)
Class C Shares	28,269	(1,033)
Class F Shares	59,408	(32,635)
Institutional Shares	309,303	(202,093)
Class R6 Shares	7,257	—
TOTAL	$624,208	$(370,293)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$458,435
Class B Shares	20,086
Class C Shares	58,359
Class F Shares	160,586
TOTAL	$697,466
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $22,988,259. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$901,934*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,624,458

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$860,246
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,584,400	$31,997,437	7,813,739	$70,074,964
Shares issued to shareholders in payment of distributions declared	781,384	6,990,807	1,588,496	14,280,075
Shares redeemed	(5,006,276)	(44,509,953)	(12,710,583)	(114,528,581)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(640,492)	$(5,521,709)	(3,308,348)	$(30,173,542)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,542	$260,515	26,788	$257,718
Shares issued to shareholders in payment of distributions declared	27,216	244,996	75,486	684,670
Shares redeemed	(352,012)	(3,158,211)	(1,047,761)	(9,469,507)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(295,254)	$(2,652,700)	(945,487)	$(8,527,119)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	567,947	$5,092,565	791,402	$7,206,484
Shares issued to shareholders in payment of distributions declared	76,164	685,888	233,828	2,122,779
Shares redeemed	(1,239,152)	(11,131,550)	(4,647,275)	(41,946,475)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(595,041)	$(5,353,097)	(3,622,045)	$(32,617,212)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	484,288	$4,352,992	1,382,804	$12,561,422
Shares issued to shareholders in payment of distributions declared	267,535	2,414,343	565,681	5,129,079
Shares redeemed	(1,178,913)	(10,610,767)	(3,524,029)	(32,048,713)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(427,090)	$(3,843,432)	(1,575,544)	$(14,358,212)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	15,289,320	$136,517,201	24,147,391	$217,481,197
Shares issued to shareholders in payment of distributions declared	1,172,589	10,490,222	2,500,189	22,471,445
Shares redeemed	(26,756,083)	(241,671,543)	(26,981,447)	(241,841,762)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,294,174)	$(94,664,120)	(333,867)	$(1,889,120)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,709,128	$15,325,814	6,240,140	$55,671,111
Shares issued to shareholders in payment of distributions declared	100,771	903,329	50,343	445,046
Shares redeemed	(717,916)	(6,387,831)	(394,367)	(3,499,740)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,091,983	$9,841,312	5,896,116	$52,616,417
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(11,160,068)	$(102,193,746)	(3,889,175)	$(34,948,788)
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $1,113,750,918. The net unrealized depreciation of investments for federal tax purposes was $24,904,843. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,386,001 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,290,844. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $9,791,048 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$9,791,048	$9,791,048
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the Adviser voluntarily waived $376,379 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $5,674. For the six months ended May 31, 2019, the Adviser voluntarily reimbursed $370,293 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$60,257
Class C Shares	175,765
TOTAL	$236,022
For the six months ended May 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $71,059 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $16,277 in sales charges from the sale of Class A Shares. FSC also retained $5,648, $ 1,045 and $7,446 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $31,480 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.72%, 1.69%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$89,929,455
Sales	$187,601,586
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,073.20	$4.39
Class B Shares	$1,000	$1,070.50	$8.83
Class C Shares	$1,000	$1,069.30	$8.67
Class F Shares	$1,000	$1,073.80	$4.39
Institutional Shares	$1,000	$1,075.80	$3.11
Class R6 Shares	$1,000	$1,075.70	$3.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.70	$4.28
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.60	$8.45
Class F Shares	$1,000	$1,020.70	$4.28
Institutional Shares	$1,000	$1,021.90	$3.02
Class R6 Shares	$1,000	$1,022.00	$2.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.85%
Class B Shares	1.71%
Class C Shares	1.68%
Class F Shares	0.85%
Institutional Shares	0.60%
Class R6 Shares	0.58%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Bond Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
Semi-Annual Shareholder Report

attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group and the Fund's performance was at median of the relevant Peer Group for the one-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
Semi-Annual Shareholder Report

competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2016, the Board approved a reduction of 20 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a
Semi-Annual Shareholder Report

Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
2072302 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019